Related Party Transactions - Key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Short-term employee benefits	$ 1,817	$ 1,288	$ 1,413
Post-employment benefits	142	80
Directors' fees	666	659	579
Share-based compensation	0	1,087	0
Total	$ 2,625	$ 3,114	$ 1,992